Financial performance by segment - Summary of underlying EBITDA (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024	Jun. 29, 2024
Disclosure of other provisions [Line Items]
Profit after tax for the year	$ 10,249	$ 11,574	$ 9,953
Taxation	4,319	4,041	3,832
Profit before taxation	14,568	15,615	13,785
Depreciation and amortisation in subsidiaries, excluding capitalised depreciation	6,271	5,744	4,976
Depreciation and amortisation in equity accounted units	594	559	484
Finance items in subsidiaries	1,846	876	1,713
Taxation and finance items in equity accounted units	1,514	1,002	741
Unrealised (gains)/losses on embedded commodity and currency derivatives not qualifying for hedge accounting (including foreign exchange)	(64)	73	(15)
Gains on consolidation and disposal of interests in businesses	0	(1,214)	0
Impairment charges net of reversals (note 4)	341	573	936
Change in closure estimates (non-operating and fully impaired sites)	293	86	1,272
Underlying EBITDA	25,363	23,314	23,892
Capitalised depreciation	306	$ 174	358
Yarwun Alumina Refinery
Disclosure of other provisions [Line Items]
Change in closure estimates (non-operating and fully impaired sites)	$ 233
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Change in closure estimates (non-operating and fully impaired sites)			$ 873
Closure discount rate	0.025	0.025	0.020	0.025	0.020